Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (55,509,547)	$ (7,722,102)	¥ (80,275,344)	¥ 1,377,897
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses	9,450,681	1,314,713	18,216,749	938,209
Lease termination loss (gain)	(1,945,824)	(270,689)	478,933
Depreciation and amortization	750,688	104,430	1,131,796	848,664
Amortization of operating lease right-of-use asset	3,610,106	502,213	9,405,893	10,933,292
(Gain) losses from disposal of property, equipment and software			719,165	(13,075)
Impairment losses of property and equipment			2,404,009
Impairment losses of operating lease right-of-use assets			3,244,676
Service fee settled by share issuance	86,260	12,000
Share of income of equity method investees, net of tax of nil	(427,493)	(59,470)
Gain from disposal of subsidiaries	(459,116)	(63,869)
Deferred tax expenses (benefit)	(804,312)	(111,890)	(2,907,145)	116,755
Accounts receivable, net	(6,328,191)	(880,334)	(19,785,995)	55,931,552
Accounts receivable - related parties	(249,925)	(34,768)	1,676,016	(1,649,862)
Contract assets, net	(1,622,098)	(225,655)	2,396,978	(1,257,013)
Prepaid expenses and other current asset, net	(20,695,812)	(2,879,057)	(4,838,558)	10,069,570
Prepaid expenses - related parties	(6,701,004)	(932,197)	(164,858)	1,674,157
Others receivable - related parties	(20,148,370)	(2,802,901)
Refundable deposits	767,646	106,790	(1,000,000)	(3,002,260)
Accounts payable	4,647,958	646,591	21,656,849	(23,753,846)
Accounts payable - related parties	(6,423,724)	(893,624)	(758,726)	(53,553,469)
Contract liabilities	(696,777)	(96,931)	2,788,088	170,846
Accrued expenses and other current liabilities	6,533,137	908,844	3,268,149	(3,021,321)
Other payable - shareholders	576,791	80,239	(6,307)	(71,266)
Other payable - related parties	(7,476,155)	(1,040,030)	7,316,314
Taxes payable	11,185,112	1,555,995	(1,617,237)	(215,482)
Operating lease liabilities	(5,567,814)	(774,555)	(7,571,923)	(10,755,243)
Net cash used in operating activities	(97,447,783)	(13,556,257)	(44,222,478)	(15,231,895)
Cash flows from investing activities:
Cash acquired from acquisition of subsidiaries	145,605	20,256
Prepayment for acquisition				(3,596,823)
Purchase of property, equipment and intangible assets	(719,288)	(100,062)	(4,444,392)	(2,150,431)
Proceeds from disposal of property and equipment				18,500
Net cash used in investing activities	(573,683)	(79,806)	(4,444,392)	(5,728,754)
Cash flows from financing activities:
Proceeds from short-term borrowings	33,531,795	4,664,709	31,805,201	18,000,000
Proceeds from a long-term borrowing				5,000,000
Repayments of short-term borrowings	(48,637,611)	(6,766,125)	(21,001,703)	(14,100,000)
Repayment of a long-term borrowing	(4,400,000)	(612,097)	(600,000)	(4,450,000)
Proceeds from loans provided by shareholders	23,761,605	3,305,549	823,265	6,295,383
Proceeds from loans provided by related parties	3,738,000	520,004	6,000,000	500,000
Loans repayment to shareholders	(15,929,070)	(2,215,941)		(8,855,383)
Loans repayment to related parties	(4,504,300)	(626,607)	(3,000,000)	(2,112,000)
Proceeds from loans provided by third parties	1,900,000	264,315	2,833,080	5,631,457
Loans repayment to third parties	(4,733,080)	(658,431)		(10,431,457)
Proceeds from shareholder’s contribution				24,680,000
Proceeds received from private placements, net of issuance costs	47,469,070	6,603,565	34,823,000
Proceeds received from F-3 share purchase agreement, net of issuance costs	70,194,498	9,764,968
Proceeds received from issuance of convertible notes	5,728,717	796,939
Proceeds from shares issued in IPO			38,310,125
Payments for deferred offering costs			(9,251,204)	(5,426,702)
Dividend distribution				(6,193,500)
Payments to Initial Shareholders			(35,000,000)
Capital injection by a non-controlling interest	104,174	14,492	2,450,000	200,000
Other payable - related parties				596,513
Net cash provided by financing activities	108,223,798	15,055,340	48,191,764	9,334,311
Effect of exchange rate changes	292,551	40,698	(1,360,107)	(200,146)
Net (decrease) / increase in cash and restricted cash	10,494,883	1,459,975	(1,835,213)	(11,826,484)
Total cash and restricted cash at beginning of the year	26,605,028	3,701,106	28,440,241	40,266,725
Total cash and restricted cash at end of the year	37,099,911	5,161,081	26,605,028	28,440,241
Restricted cash at end of the year	103,489	14,397	501,952	501,071
Cash at end of the year	36,996,422		26,103,076	27,939,170
Supplemental disclosure of cash flow information:
Income tax paid	198,532	27,618	2,152,341	2,517,406
Interest expense paid	1,554,863	216,302	884,259	781,143
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	2,272,088	316,077	441,168	35,873,660
Operating lease right-of-use assets derecognized upon lease termination	5,772,982	803,097
Dividend distribution included in Other payable - shareholders				6,937,500
Issuance of new shares with consideration receivable				34,823,000
Issuance of new shares for long term investments	19,947,830	2,775,003
Issuance of new shares for assets acquisition	14,478,028	2,014,082
Issuance of new shares in exchange of services				557
Issuance of new shares for convertible debentures	5,728,717	796,939
Issuance of warrant as share issue cost			¥ 360,874